Label	Element	Value
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Dreyfus Treasury Securities Cash Management
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

● Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

● U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Participant shares, which are not offered in this prospectus, is shown in the bar chart and table since Service shares are new and past performance information is not available for Service shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses. Accordingly, because Service shares have a higher total annual expense ratio than Participant shares, the performance shown for Service shares would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The historical performance of the fund's Participant shares, which are not offered in this prospectus, is shown in the bar chart and table since Service shares are new and past performance information is not available for Service shares as of the date of this prospectus
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1, 2019: 0.46% Worst Quarter Q3, 2015: 0.00% The year-to-date total return of the fund's Participant shares as of September 30, 2020 was 0.22%.*
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the fund's Participant shares, which are not offered in this prospectus, is shown in the bar chart and table since Service shares are new and past performance information is not available for Service shares as of the date of this prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/19
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-373-9387
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administrative services fees	rr_Component2OtherExpensesOverAssets	0.55%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.01%
Total other expenses	rr_OtherExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.62%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.32%	[1]
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2010	rr_AnnualReturn2010	none
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.32%
Annual Return 2018	rr_AnnualReturn2018	1.28%
Annual Return 2019	rr_AnnualReturn2019	1.62%

[1]	Reflects the performance of the fund's Participant shares, which are offered in a separate prospectus.